Derivative Instruments - Details of Fair Values of the Above Derivatives Recorded in Assets or Liabilities (Parenthetical) (Detail) - Dec. 31, 2025 $ in Thousands, ₩ in Millions	USD ($)	KRW (₩)
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $	$ 400,000
Fixed-to-fixed cross currency swap, Jul. 20, 2007 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		₩ 400,000
Floating-to-fixed cross-currency interest rate swap, May. 28, 2025 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $	300,000
Floating-to-fixed cross-currency interest rate swap, May. 28, 2025 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		300,000
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		200,000
Fixed-to-fixed cross currency swap, Jun. 28, 2023 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		300,000
Floating-to-fixed interest rate swap,Oct. 7,2024 [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value | $	$ 300,000
Floating-to-fixed interest rate swap,Oct. 7,2024 [member] | Fair value [member]
Disclosure of detailed information about hedged items [line items]
Bonds face value		₩ 200,000